SIGNIFICANT ACCOUNTING POLICIES (Policies) - Intec Pharma Ltd. [Member]	12 Months Ended
Dec. 31, 2020
Basis of presentation	a. Basis of presentation The Company’s financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (‘U.S. GAAP’).
Principles of consolidation	b. Principles of consolidation The consolidated financial statements include the accounts of Intec and its Subsidiary. Intercompany balances and transactions have been eliminated upon consolidation.
Use of estimates in the preparation of financial statements

c.    Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results may differ from those estimates. As applicable to these financial statements, the most significant estimates and assumptions relate to the impairment assessment on certain long-lived assets and fair value of share-based compensation.

Functional and presentation currency

d.    Functional and presentation currency

The U.S. dollar (“dollar”) is the currency of the primary economic environment in which the operations of Intec and the Subsidiary are conducted. Accordingly, the functional currency of the Company is the dollar.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items in the statements of operations (indicated below), the following exchange rates are used: (i) for transactions — exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation) — historical exchange rates. Currency transaction gains and losses are presented in financial income or expenses, as appropriate.

Cash and cash equivalents

e.    Cash and cash equivalents

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

Marketable securities

f.    Marketable securities

The Company’s marketable securities included bonds issued by the State of Israel and corporate bonds with a minimum of A rating by global rating agencies. These assets are recorded at fair value with changes recorded in the statement of operations as “financial income, net”, as the Company chooses to apply the fair value option. The Company elected the fair value option to measure and recognize its investments in debt securities in accordance with ASC 825, Financial Instruments as the Company manages its portfolio and evaluates the performance on a fair value basis.

Property and equipment

g.    Property and equipment:

1)	Property and equipment are stated at cost, net of accumulated depreciation.

2)	The Company’s property and equipment are depreciated by the straight-line method on the basis of their estimated useful lives.

Annual rates of depreciation are as follows:

%
Computers and peripheral equipment	33
Production and laboratory equipment	10-14
Office furniture and equipment	7-10

Leasehold improvements are depreciated by the straight-line method over the shorter of the expected lease term and the estimated useful life of the improvements.

Impairment of long-lived assets

h.    Impairment of long-lived assets

The Company’s long-lived assets include property, equipment and long-term other assets. The Company evaluates its long-lived assets for impairment in accordance with ASC 360, whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. When necessary, the Company calculates the undiscounted value of the projected cash flows associated with the asset, or asset group, and compares this estimated amount to the carrying amount. If any of its long-lived assets are considered to be impaired, the amount of impairment to be recognized is the excess of the carrying amount of the assets over its fair value. Estimates of future cash flows and timing of events for evaluating long-lived assets for impairment are based upon management’s assumptions and market conditions. Changes in assumptions or market conditions could result in a change in estimated future cash flows and the likelihood of materially different reported results.

No impairment on long-lived assets was recorded for the year ended December 31, 2020. During the year ended December 31, 2019, the Company recorded an impairment loss related to certain of its long-lived assets in the amount of $13.7 million. The impairment charge is recorded as an operating expense. For more details, see note 6e(2).

Share-based compensation

i.    Share-based compensation

The Company accounts for employees’ and directors’ share-based payment awards classified as equity awards using the grant-date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period.

The Company elected to recognize compensation costs for awards conditioned only on continued service that have a graded vesting schedule using the accelerated method based on the multiple-option award approach. Performance based awards are expensed over the vesting period when the achievement of performance criteria is probable.

The Company has elected to recognize forfeitures as they occur.

Research and development expenses, net

j.    Research and development expenses, net

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, share-based compensation expenses, payroll taxes and other employee benefits, subcontractors and materials used for research and development activities, including clinical trials, manufacturing costs and professional services. All costs associated with research and developments are expensed as incurred.

Grants received from the Israel Innovation Authority, formerly known as the Office of the Chief Scientist of Israel’s Ministry of Industry, Trade and Labor (the “IIA”), were recognized when the grant becomes receivable, provided there was reasonable assurance that the Company will comply with the conditions attached to the grant and there was reasonable assurance the grant will be received. The grant is deducted from the research and development expenses as the applicable costs are incurred, see note 6c.

Research and development expenses, net for the year ended December 31, 2019, include participation in research and development expenses in the amount of approximately $1.1 million. The Company had no participation in research and development expenses for the year ended December 31, 2020.

Clinical trial expenses are charged to research and development expense as incurred. The Company accrues for expenses resulting from obligations under contracts with clinical research organizations (CROs). The financial terms of these contracts are subject to negotiations, which vary from contract to contract and may result in payment flows that do not match the periods over which materials or services are provided. The Company’s objective is to reflect the appropriate trial expense in the consolidated financial statements by matching the appropriate expenses with the period in which services and efforts are expended. In the event advance payments are made to a CRO, the payments are recorded as other assets, which will be recognized as expenses as services are rendered.

Loss contingencies

k.    Loss contingencies:

The Company may become involved, from time to time, in various lawsuits and legal proceedings which arise in the ordinary course of business. The Company records accruals for loss contingencies to the extent that it concludes their occurrence is probable and that the related liabilities are estimable.

Income taxes

l.    Income taxes:

1)	Deferred taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is recognized to the extent that it is more likely than not that the deferred taxes will not be realized in the foreseeable future.

2)	Uncertainty in income taxes

The Company follows a two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained based on technical merits. If this threshold is met, the second step is to measure the tax position as the largest amount that has more than a 50% likelihood of being realized upon ultimate settlement.

Loss per share

m.    Loss per share

Loss per share, basic and diluted, is computed on the basis of the net loss for the year divided by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is based upon the weighted average number of ordinary shares and of ordinary shares equivalents outstanding when dilutive. Ordinary share equivalents include outstanding stock options and warrants which are included under the treasury stock method when dilutive.

The following share options were excluded from the calculation of diluted loss per ordinary share because their effect would have been anti-dilutive for the years presented (share data):

	December 31
	2020	2019
Outstanding stock options	237,288	216,255
Warrants	948,044	-

Fair value measurement

n.    Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable prices that are based on inputs not quoted on active markets but corroborated by market data.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Concentration of credit risks

o.    Concentration of credit risks

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, marketable securities and certain receivables. The Company deposits cash and cash equivalents with highly rated financial institutions (Israeli banks). In addition, all marketable securities carry a high rating or are government insured. The Company has not experienced any material credit losses in these accounts and does not believe it is exposed to significant credit risk on these instruments.

Leases

p.    Leases

The Company is a lessee in several noncancelable operating leases primarily for office and operational spaces and vehicles. The Company currently has no finance leases.

The Company accounts for leases in accordance with ASC Topic 842, “Leases”. The Company determines if an arrangement is a lease at inception. Right-of-use, or ROU, assets and operating lease liabilities are recognized based on the present value of lease payments over the lease term as of the commencement date. Operating lease ROU assets are presented as operating lease right of use assets on the consolidated balance sheets.

The current portion of operating lease liabilities is included in other current liabilities and the long-term portion is presented separately as operating lease liabilities on the consolidated balance sheets.

Lease expense is recognized on a straight-line basis for operating leases. The Company’s leases may include variable payments based on measures that include changes in price index. Change to index based variable lease payments is expensed in the period of the change. Variable lease payments are presented as operating expense on the consolidated statements of operations in the same line item as expense arising from fixed lease payments.

The Company elected the short-term lease recognition exemption for all leases that qualify. This means, for those leases that qualify, the Company does not recognize ROU assets or lease liabilities. Instead, the Company recognizes the lease payments for those leases in profit or loss on a straight-line basis over the lease term.

The Company’s lease terms may include options of the Company as the lessee to extend the lease. The lease extensions are included in the measurement of the right of use asset and lease liability if it is reasonably certain that it will exercise that option.

Because the Company’s leases do not provide an implicit rate of return, an incremental borrowing rate is used based on the information available at the commencement date in determining the present value of lease payments on an individual lease basis. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms.

The Company has lease agreements with lease and non-lease components and has elected the practical expedient to combine lease and non-lease components for all underlying classes of assets. All fixed payments of non-lease components are included in the measurement of lease payments, the ROU asset, and the lease liability. All variable payments for non-lease components and executory costs will be recognized and disclosed as variable lease payments.

We applied the modified retrospective transition method and elected the transition option to use the effective date of January 1, 2019 as the date of initial application (“Transition Date”).

Topic 842 provides for a number of optional practical expedients in transition. The Company elected the ‘package of practical expedients’, which permits not to reassess under Topic 842 its prior conclusions about lease identification, lease classification, and initial direct costs.

ROU assets for operating leases are periodically reviewed for impairment losses under ASC 360-10, “Property, Plant, and Equipment”, to determine whether a ROU asset is impaired, and if so, the amount of the impairment loss to recognize.

Newly issued accounting pronouncements

q.    Newly issued accounting pronouncements

New accounting pronouncements effective in future periods

Financial Instruments - Credit Losses

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326)-Measurement of Credit Losses on Financial Instruments. This guidance replaces the current incurred loss impairment methodology. Under the new guidance, on initial recognition and at each reporting period, an entity is required to recognize an allowance that reflects its current estimate of credit losses expected to be incurred over the life of the financial instrument based on historical experience, current conditions and reasonable and supportable forecasts. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments - Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates (“ASU 2019-10”). The purpose of this amendment is to create a two tier rollout of major updates, staggering the effective dates between larger public companies and all other entities. This granted certain classes of companies, including Smaller Reporting Companies (“SRCs”), additional time to implement major FASB standards, including ASU 2016-13. Larger public companies will have an effective date for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All other entities are permitted to defer adoption of ASU 2016-13, and its related amendments, until the earlier of fiscal periods beginning after December 15, 2022. Under the current SEC definitions, the Company meets the definition of an SRC and is adopting the deferral period for ASU 2016-13. The guidance requires a modified retrospective transition approach through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The Company is currently evaluating the impact of the adoption of ASU 2016-13 on its consolidated financial statements but does not expect that the adoption of this standard will have a material impact on its consolidated financial statements.